Note 5 - Credit Assets, Net of Allowance for Credit Losses - Expected Credit Loss Sensitivity (Details) - Loans [member] - Provision for credit commitments [member] - CAD ($) $ in Thousands	Jan. 31, 2026	Oct. 31, 2025	Jan. 31, 2025
Statement Line Items [Line Items]
Allowance for expected credit losses	$ 7,916	$ 7,279	$ 4,233
Upside, 100% [member]
Statement Line Items [Line Items]
Allowance for expected credit losses	7,384
Provision (recovery) from reported ECL	$ (533)
Variance from reported ECL (%)	(7.00%)
Baseline, 100% [member]
Statement Line Items [Line Items]
Allowance for expected credit losses	$ 7,829
Provision (recovery) from reported ECL	$ (88)
Variance from reported ECL (%)	(1.00%)
Downside, 100% [member]
Statement Line Items [Line Items]
Allowance for expected credit losses	$ 8,582
Provision (recovery) from reported ECL	$ 666
Variance from reported ECL (%)	8.00%